Revenue and segmented information (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 USD ($)
Statement [Line Items]
Revenue	$ 16,045,049	$ 10,133,280	$ 35,234,572		$ 21,829,246
Cost of sales	11,641,387	6,547,235	24,833,233		13,580,839
Gross profit	4,403,662	3,586,045	10,401,339		8,248,407
United Kingdon [Member]
Statement [Line Items]
Total Team Revenue	0	0		$ 0	0
Total Agency Revenue	965,377	1,540,915		2,373,925	4,035,666
SaaS	0	0	0		0
Revenue	965,377	1,540,915	2,373,925		4,035,666
Cost of sales	812,018	1,268,089	1,981,432		3,280,655
Gross profit	153,359	272,826	392,493		755,011
Spain [Member]
Statement [Line Items]
Total Team Revenue	0			0
Total Agency Revenue	0			0
SaaS	755,089		1,417,268
Revenue	755,089		1,417,268
Cost of sales	85,975		156,447
Gross profit	669,114		1,260,821
Canada [Member]
Statement [Line Items]
Total Team Revenue	0	0
Total Agency Revenue	0	0
SaaS	0	0
Revenue	0	0
Cost of sales	0	0
Gross profit	0	0
Mexico [Member]
Statement [Line Items]
Total Team Revenue		0			99,848
Total Agency Revenue		0			0
SaaS		0			0
Revenue		0			99,848
Cost of sales		0			51,951
Gross profit		0			47,897
USA [Member]
Statement [Line Items]
Total Team Revenue	4,543,603	4,151,041		9,581,162	8,355,283
Total Agency Revenue	8,204,583	4,441,324		18,637,266	9,338,449
SaaS	1,576,397	0	3,224,951		0
Revenue	14,324,583	8,592,365	31,443,379		17,693,732
Cost of sales	10,743,394	5,279,146	22,695,354		10,248,233
Gross profit	3,581,189	3,313,219	8,748,025		7,445,499
Total [Member]
Statement [Line Items]
Total Team Revenue	4,543,603	4,151,041		9,581,162	8,455,131
Total Agency Revenue	9,169,960	5,982,239		$ 21,011,191	13,374,115
SaaS	2,331,486	0	4,642,219		0
Revenue	16,045,049	10,133,280	35,234,572		21,829,246
Cost of sales	11,641,387	6,547,235	24,833,233		13,580,839
Gross profit	$ 4,403,662	$ 3,586,045	$ 10,401,339		$ 8,248,407